Consolidated Statements of Operations and Comprehensive (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 92,132	$ 76,923	$ 271,589	$ 235,908	$ 327,274		$ 315,362
Costs and expenses
Cost of revenue	79,533	68,238	233,967	215,227	290,212		264,176
Selling, general and administrative	19,516	20,001	60,804	66,674	91,337		75,430
Depreciation and amortization	6,505	6,110	18,526	19,283	25,709		26,982
(Gain) loss on aircraft sales and aircraft held for sale	(2,123)	3,480	(3,313)	4,897	2,795		(13,905)
Total costs and expenses	103,431	97,829	309,984	306,081	410,053		352,683
Loss from operations	(11,299)	(20,906)	(38,395)	(70,173)	(82,779)		(37,321)
Other income (expense)
Interest income	156	979	1,095	3,419	4,313		4,629
Interest expense	(5,052)	(5,619)	(14,869)	(15,940)	(21,183)		(22,223)
(Loss) gain on lease termination	(2,158)	24	(2,137)	163	133		29
Gain on forgiveness of CARES Act loan					0		339
Change in fair value of derivative liability					0		(14,589)
Change in fair value of warrant liabilities	(2,812)	1,500	(2,031)	(2,179)	(1,467)		(334)
Gain (loss) on extinguishment of debt	0	0	(4,161)	0	0		14,843
Other income (expense)	87	(114)	300	(270)	(338)		(82)
Total other income (expense), net	(9,779)	(3,230)	(21,803)	(14,807)	(18,675)		(17,417)
Loss before income taxes	(21,078)	(24,136)	(60,198)	(84,980)	(101,454)		(54,738)
Income tax expense (benefit)	0	0	0	0	41		0
Net loss	(21,078)	(24,136)	(60,198)	(84,980)	(101,495)		(54,738)
Less: Net income (loss) attributable to redeemable noncontrolling interests	(15,766)	(18,515)	(45,387)	(60,715)	(73,384)		1,080
Less: Net (loss) income attributable to noncontrolling interests	(1,044)	653	(386)	(6,997)	(7,037)		(8,983)
Net loss attributable to flyExclusive, Inc.	(4,268)	(6,274)	(14,425)	(17,268)	(21,074)		(46,835)
Net loss attributable to common stockholders	$ (6,908)	$ (7,725)	$ (21,401)	$ (19,976)	(25,565)		(46,835)
Net loss attributable to common stockholders					$ (25,565)		(46,835)
Basic Loss Per Share	$ (0.25)	$ (0.32)	$ (0.8)	$ (0.85)	$ (1.07)	[1]
Diluted Loss Per Share	$ (0.25)	$ (0.32)	$ (0.8)	$ (0.85)	$ (1.07)	[1]
Weighted Average Common Shares Outstanding (Basic)	27,772,428	24,275,741	26,910,055	23,586,260	23,809,490	[1]
Weighted Average Common Shares Outstanding (Diluted)	27,772,428	24,275,741	26,910,055	23,586,260	23,809,490	[1]
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.	$ (4,268)	$ (6,274)	$ (14,425)	$ (17,268)	$ (21,074)		(46,835)
Unrealized gains on available-for-sale debt securities	0	371	0	179	13		407
Comprehensive loss attributable to flyExclusive, Inc.	(4,268)	(5,903)	(14,425)	(17,089)	(21,061)		(46,428)
Series A Preferred Stock
Other income (expense)
Preferred Dividends	(1,056)	(1,000)	(3,095)	(2,257)	(3,258)		0
Series B Preferred stock
Other income (expense)
Preferred Dividends	$ (1,584)	$ (451)	$ (3,881)	$ (451)	$ (1,233)		$ 0

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.